SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 - SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would require adjustment or disclosure in the financial statements.

NOTE 11:-	SUBSEQUENT EVENTS

In February 2014, the Company granted (i) 1,333,000 stock options to employees and directors at an exercise price of $1.93 per share, vesting ratably in annual installments over a weighted average period of 3 years, expiring February 6, 2024 and (ii) 125,000 restricted shares (75,000 to nonemployees and 50,000 to employees) vesting ratably in annual installments over a weighted average period of 1 years.